   As filed with the Securities and Exchange Commission on December 5, 2008



                                                             File Nos. 333-50540

                                                                       811-05200


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                                                                              []

                        Post-Effective Amendment No. 27


                                                                             [x]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 192


                                                                             [x]
                        (Check Appropriate Box or Boxes)



                 MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                      MetLife Investors Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614

        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752



                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128



                    (Name and Address of Agent for Service)

                               Richard C. Pearson

                                 Vice President

                      MetLife Investors Insurance Company

                            5 Park Plaza, Suite 1900

                                Irvine, CA 92614

                                 (949) 223-5680




                                   COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP


                          1275 Pennsylvania Avenue, NW


                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]    on December 15, 2008 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts

    This registration statement incorporates herein by reference the Prospectuses dated April 28, 2008 for the Class VA, Class AA and Class B contracts and the supplement dated April 28, 2008 to the Prospectus dated April 28, 2008 for the Class AA contracts included in Post-Effective Amendment No. 25 to the registration statement on Form N-4 (File No. 333-50540/811-05200) filed on April 22, 2008 pursuant to paragraph (b) of Rule 485.


    The registration statement also incorporates herein by reference the statement of additional information (the "SAI") dated April 28, 2008, as revised November 10, 2008 for the Class VA, Class AA and Class B contracts, included in Post-Effective Amendment No. 26 to the registration statement on Form N-4 (File Nos. 333-50540/811-05200) filed on November 6, 2008 pursuant to paragraph (b) of Rule 485.


    This registration statement also incorporates herein by reference the supplement dated August 13, 2008 to the Prospectus dated April 28, 2008 for the Class AA contracts, filed on August 13, 2008 pursuant to Rule 497.


    This registration also incorporates herein by reference the two supplements for the Class VA contracts, two supplements for the Class AA contracts and one supplement for the Class B contracts, all dated November 10, 2008 to the Prospectuses dated April 28, 2008 (as supplemented), included in Post-Effective Amendment No. 26 to the registration statement on Form N-4 (File Nos. 333-50540/811-05200) filed on November 6, 2008 pursuant to paragraph (b)of Rule 485.

                    METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                      METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                      SUPPLEMENT DATED DECEMBER 15, 2008
                                       TO
              PROSPECTUSES DATED APRIL 28, 2008 (AS SUPPLEMENTED)
                                      AND
              PROSPECTUS DATED NOVEMBER 10, 2008 (AS SUPPLEMENTED)

This supplement describes changes to the current charges for and features of certain optional riders that will be effective for Series/Class XC, VA, L, L - 4 Year, and C variable annuity contracts issued by MetLife Investors USA Insurance Company and MetLife Investors Insurance Company ("we," "us," or "our") and Series S and Series XTRA variable annuity contracts issued by MetLife Investors USA Insurance Company. These changes are effective for contracts issued based on applications and necessary information that we receive at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus dated April 28, 2008 (as supplemented) and the prospectus dated November 10, 2008 (as supplemented). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

I. GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II AND ENHANCED DEATH BENEFIT RIDERS

If we receive your application and necessary information at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009, the following current optional rider charges will apply/1/:

     -    GMIB Plus II:  1.00% of the Income Base;

     - Lifetime Withdrawal Guarantee II (Single Life version): 0.85% of the Total Guaranteed Withdrawal Amount;

     - Lifetime Withdrawal Guarantee II (Joint Life version): 1.05% of the Total Guaranteed Withdrawal Amount;

     - Enhanced Death Benefit (issue age 70-75): 0.90% of the Death Benefit Base; and

     - If the GMIB Plus II rider is elected with the Enhanced Death Benefit rider, the charge for the Enhanced Death Benefit is reduced to 0.85% of the Death Benefit Base (issue age 70 - 75).

----------
/1/ In certain circumstances, if we receive your application and necessary information at our MetLife Annuity Service Center prior to the close of the New York Stock Exchange on February 20, 2009 and there is an extended delay in our receipt of your purchase payment, the higher current optional rider charges will apply.

                                                               SUPP-MS 1208

All references in the prospectuses to the current charges for the GMIB Plus II, Lifetime Withdrawal Guarantee II (Single Life version), Lifetime Withdrawal Guarantee II (Joint Life version), and Enhanced Death Benefit riders are amended to conform to the charges described in this supplement. Please note that the maximum charges for these optional riders in the event of an automatic or optional step-up are not changed and remain as described in the prospectuses.

Additionally, for contracts issued based on applications and necessary information that we receive at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009, the following changes apply to the GMIB Plus II rider:

     - The GMIB Annuity Table specified in your contract will be calculated based on the Annuity 2000 Mortality table with a 7-year age set back with interest of 1.5% per annum.

     - The GMIB purchase payout rates are enhanced to equal or exceed 6% of the Annual Increase Amount (calculated on the date the payments are determined) in the event: (i) you take no withdrawals before your 62nd birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 62nd birthday and there remains an income base; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

     - The GMIB purchase payout rates are enhanced to equal or exceed 5% of the Annual Increase Amount (calculated on the date payments are determined) in the event: (i) you take no withdrawals before your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there remains an income base; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

II.  GUARANTEED MINIMUM ACCUMULATION BENEFIT

Please note: Effective after the close of the New York Stock Exchange on February 20, 2009, the Guaranteed Minimum Accumulation Benefit (GMAB) described in the Series/Class XC, VA, L, L-4 Year, and C prospectuses is no longer available for purchase.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                             Telephone:  (800) 343-8496
Irvine, CA  92614

                      METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                      SUPPLEMENT DATED DECEMBER 15, 2008
                                       TO
              PROSPECTUS DATED APRIL 28, 2008 (AS SUPPLEMENTED)

This supplement describes changes to the current charges for and features of certain optional riders that will be effective for Class AA variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). These changes are effective for contracts issued based on applications and necessary information that we receive at our MetLife Annuity Service Center after the close of the New York Stock Exchange February 20, 2009.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 562-2027 to request a free copy.

I. GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II AND ENHANCED DEATH BENEFIT RIDERS

If we receive your application and necessary information at our MetLife Annuity Service Center after the close of the New York Stock Exchange February 20, 2009, the following current optional rider charges will apply/1/:

     -    GMIB Plus II:  1.00% of the Income Base;

     - Lifetime Withdrawal Guarantee II (Single Life version): 0.85% of the Total Guaranteed Withdrawal Amount;

     - Lifetime Withdrawal Guarantee II (Joint Life version): 1.05% of the Total Guaranteed Withdrawal Amount;

     - Enhanced Death Benefit (issue age 70-75): 0.90% of the Death Benefit Base; and

     - If the GMIB Plus II rider is elected with the Enhanced Death Benefit rider, the charge for the Enhanced Death Benefit is reduced to 0.85% of the Death Benefit Base (issue age 70 - 75).

----------
/1/ In certain circumstances, if we receive your application and necessary information at our MetLife Annuity Service Center prior to the close of the New York Stock Exchange on February 20, 2009 and there is an extended delay in our receipt of your purchase payment, the higher current optional rider charges will apply.

                                                               SUPP-AA 1208

All references in the prospectus to the current charges for the GMIB Plus II, Lifetime Withdrawal Guarantee II (Single Life version), Lifetime Withdrawal Guarantee II (Joint Life version), and Enhanced Death Benefit riders are amended to conform to the charges described in this supplement. Please note that the maximum charges for these optional riders in the event of an automatic or optional step-up are not changed and remain as described in the prospectus.

Additionally, for contracts issued based on applications and necessary information that we receive at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009, the following changes apply to the GMIB Plus II rider:

     - The GMIB Annuity Table specified in your contract will be calculated based on the Annuity 2000 Mortality table with a 7-year age set back with interest of 1.5% per annum.

     - The GMIB purchase payout rates are enhanced to equal or exceed 6% of the Annual Increase Amount (calculated on the date the payments are determined) in the event: (i) you take no withdrawals before your 62nd birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 62nd birthday and there remains an income base; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

    - The GMIB purchase payout rates are enhanced to equal or exceed 5% of the Annual Increase Amount (calculated on the date payments are determined) in the event: (i) you take no withdrawals before your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there remains an income base; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

II.  GUARANTEED MINIMUM ACCUMULATION BENEFIT

Please note: Effective after the close of the New York Stock Exchange on February 20, 2009, The Guaranteed Minimum Accumulation Benefit (GMAB) described in the prospectus is no longer available for purchase.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                             Telephone:  (888) 562-2027
Irvine, CA  92614

                      METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                      SUPPLEMENT DATED DECEMBER 15, 2008
                                       TO
              PROSPECTUSES DATED APRIL 28, 2008 (AS SUPPLEMENTED)

This supplement describes changes to the current charges for and features of certain optional riders that will be effective for Class A and B variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). These changes are effective for contracts issued based on applications and necessary information that we receive at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

If we receive your application and necessary information at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009, the following current optional rider charges will apply/1/:

     -    LIS Plus:  1.00% of the Income Base;

     - Lifetime Withdrawal Guarantee II (Single Life version): 0.85% of the Total Guaranteed Withdrawal Amount;

     - Lifetime Withdrawal Guarantee II (Joint Life version): 1.05% of the Total Guaranteed Withdrawal Amount.

----------
/1/ In certain circumstances, if we receive your application and necessary information at our MetLife Annuity Service Center prior to the close of the New York Stock Exchange on February 20, 2009 and there is an extended delay in our receipt of your purchase payment, the higher current optional rider charges will apply.

                                                               SUPP-AB 1208

All references in the prospectuses to the current charges for the LIS Plus, Lifetime Withdrawal Guarantee II (Single Life version), and Lifetime Withdrawal Guarantee II (Joint Life version) riders are amended to conform to the charges described in this supplement. Please note that the maximum charges for these optional riders in the event of an automatic or optional step-up are not changed and remain as described in the prospectuses.

Additionally, for contracts issued based on applications and necessary information that we receive at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 20, 2009, the following changes apply to the LIS Plus rider:

     - The LIS Annuity Table specified in your contract will be calculated based on the Annuity 2000 Mortality table with a 7-year age set back with interest of 1.5% per annum.

     - The LIS purchase payout rates are enhanced to equal or exceed 6% of the Annual Increase Amount (calculated on the date the payments are determined) in the event: (i) you take no withdrawals before your 62nd birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 62nd birthday and there remains an income base; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

    - The LIS purchase payout rates are enhanced to equal or exceed 5% of the Annual Increase Amount (calculated on the date payments are determined) in the event: (i) you take no withdrawals before your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there remains an income base; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                             Telephone:  (800) 709-2811
Irvine, CA  92614

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statement of Assets and Liabilities as of December 31, 2007.

3.   Statement of Operations for the year ended December 31, 2007.

4.   Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006.

5.   Notes to Financial Statements

The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2007 and 2006.

3.   Statements of Income for the years ended December 31, 2007, 2006 and 2005.

4.   Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005.

5.   Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.

6.   Notes to Financial Statements.



The Following Consolidated financial statements of General American Life Insurance Company (the
"Guarantor") are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Consolidated Balance Sheets as of December 31, 2007 and 2006.

3.   Consolidated Statements of Income for the years ended December 31, 2007, 2006 and 2005.

4.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and
     2005.

5.   Consolidated Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.

6.   Notes to Consolidated Financial Statements.



b.           Exhibits
             ---------

1.   (i)     Resolution of Board of Directors of the Company authorizing the establishment of the Variable
             Account(5)

     (ii)    Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004)(14)

2.           Not Applicable.

3.   (i)     Form of Principal Underwriter's and Selling Agreement(8)

     (ii)    Principal Underwriter's and Selling Agreement (effective January 1, 2001)(14)

     (iii)   Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(14)

     (iv)    Amendment No. 2 to Principal Underwriter's and Selling Agreement (effective December 2, 2002)(14)

     (v)     Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (22)

     (vi)    Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (26)

4.   (i)     Individual Flexible Purchase Payment Deferred Variable Annuity Contract(7)

     (ii)    Enhanced Dollar Cost Averaging Rider(7)

     (iii)   Three Month Market Entry Rider(7)

     (iv)    Death Benefit Rider - (Compounded-Plus)(7)

     (v)     Death Benefit Rider - (Annual)(7)

     (vi)    Death Benefit Rider - (Annual Step-Up)(7)


     (vii)       Guaranteed Minimum Income Benefit Rider - (Living Benefit)(7)

     (viii)      Additional Death Benefit Rider - (Earnings Preservation Benefit)(7)

     (ix)        Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(7)

     (x)         Terminal Illness Rider(7)

     (xi)        Individual Retirement Annuity Endorsement(7)

     (xii)       Roth Individual Retirement Annuity Endorsement(7)

     (xiii)      401 Plan Endorsement(7)

     (xiv)       Tax Sheltered Annuity Endorsement(7)

     (xv)        Unisex Annuity Rates Rider(7)

     (xvi)       Form of Endorsement (Name Change - effective February 5, 2001. MetLife Investors Insurance
                 Company; formerly, Cova Financial Services Life Insurance Company)(9)

     (xvii)      Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(11)

     (xviii)     Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04)(13)

     (xvix)      Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-2 (7/04)(14)

     (xx)        Individual Retirement Annuity Endorsement 7023.1 (9/02)(14)

     (xxi)       Roth Individual Retirement Annuity Endorsement 7024.1 (9/02)(14)

     (xxii)      401(a)/403(a) Plan Endorsement 7025.1 (9/02)(14)

     (xxiii)     Tax Sheltered Annuity Endorsement 7026.1 (9/02)(14)

     (xxiv)      Simple Individual Retirement Annuity Endorsement 7276 (9/02)(14)

     (xxv)       Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 7018-2(5/05) (16)

     (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 7013-1 (5/05) (16)

     (xxvii)     Form of Three Month Market Entry Rider 7013-1 (5/05) (16)

     (xxviii)    Form of Contract Schedule 7028-3 (5/05) (16)

     (xxix)      Guaranteed Withdrawal Benefit Rider (GWB I, II, III) MLI-690-2 (11/05) (17)

     (xxx)       Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-4 (11/05) (18)

     (xxxi)      Guaranteed Withdrawal Benefit Endorsement MLI-GWB (11/05)-E (18)

     (xxxii)     Guaranteed Minimum Accumulation Benefit Rider-Living Benefit (GMAB) MLIC-670-1 (11/05) (18)

     (xxxiii)    Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (19)

     (xxxiv)     Form of Lifetime Guaranteed Withdrawal Benefit Rider (21)

     (xxxv)      Form of Guaranteed Minimum Income Benefit Rider (21)

     (xxxvi)     Form of Contract Schedule (enhanced GMIB Plus) (21)

     (xxxvii)    Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (23)

     (xxxviii)   Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-5 (6/06) (23)

     (xxxix)     Form of Guaranteed Minimum Death Benefit Rider MLI-640-1 (4/08) (30)

     (xl)        Form of Contract Schedule MLI-EDB (4/08)(30)

     (xli)       Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-560-4 (4/08)(30)

     (xlii)      Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (30)

5.   (i)         Variable Annuity Application(7)

     (ii)        Form of Variable Annuity Application (Class B) (7029(11/00)) (APPVA-504B)(12)

     (iii)       Form of Variable Annuity Application (Class AA) (7029(1/01)) (APPVA-504AA)(12)

     (iv)        Forms of Variable Annuity Application: Class VA 7029(7/04) APPVA-504VA; Class AA 7029(7/04)
                 APPVA-504AA; and Class B 7029(7/04) APPVA-504B.(13)

     (v)         Form of Variable Annuity Application (Class VA) 7029 (1/05) APPVA105VA (16)


     (vi)     Form of Variable Annuity Application (Class VA) 7029 (4/05) APPVA1105VA (18)

     (vii)    Form of Variable Annuity Application (Class B) 7029 (4/05) APPVA-505B (18)

     (viii)   Form of Variable Annuity Application (Class VA) 7029 (1/06) APPVAVA606 (23)

     (ix)     Form of Variable Annuity Application (Class B) 7029 (7/04) APPVABLIS506 (23)

     (x)      Form of Variable Annuity Application (Class AA) 7029 (7/04) APPVAAA506 (23)

     (xi)     Form of Variable Annuity Application [Class XC] 7029 (10/07) APPXC April 2008 (31)

     (xii)    Form of Variable Annuity Application (Class AA) 7029 (10/07) APPAA April 2008 (32)

     (xiii)   Form of Variable Annuity Application (Class B) 7029 (10/07) APPB April 2008 (32)

6.   (i)      Copy of Articles of Incorporation of the Company(1)

     (ii)     Copy of the Bylaws of the Company(1)

7.   (i)      Reinsurance Agreement between MetLife Investors Insurance Company and Metropolitan Life Insurance
              Company(10)

     (ii)     Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter
              Reassurance Company, Ltd(10)

     (iii)    Contingent Reinsurance Agreement between MetLife Investors Insurance Company and General
              American Life Insurance Company (23)

8.   (i)      Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors,
              Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its separate accounts, and
              Cova Life Sales Company (effective December 31, 1997); Amendment No. 1 dated April 23, 1999 to
              Participation Agreement dated December 31, 1997; Amendment No. 2 dated September 1, 2000 to the
              Participation Agreement dated December 31, 1997; and Amendment No. 3 dated February 12, 2001 to the Participation Agreement dated December 31, 1997 (32)

     (ii)     Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova
              Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc. (1997)(2)

     (iii)    Form of Fund Participation Agreement between Cova Financial Services Life Insurance Company and each of Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund; Inc.) (November
              1, 1999)(6)

     (iv)     (a) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin
              Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (May 1, 1998)(5)

              (b) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin
              Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (September 1, 2000)
              (32)

              (c) Amendment among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
              Distributors, Inc. and COVA Financial Services Life Insurance Company effective September 1, 2000 to the Participation Agreement dated September 1, 2000; Amendment among Frankling Templeton Variable
              Insurance Products Trust, Franklin Templeton Disbributors, Inc. and COVA Financial Services Life
              Insurance Company effective September 1, 2000 to the Participation Agreemend dated September 1,
              2000; Amendment among Frankling Templeton Variable Insurance Products Trust, FranklinTempleton
              Distributors, Inc. and COVA Financial Services Life Insurance Company effective March 1, 2001 to the
              Participation Agreement dated September 1, 2000; Amendment among Franklin Templeton Variable
              Insurance Products Trust, Franklin Templeton Distributors, Inc., COVA Financial Services Life Insurance
              Company and MetLife Investors Insurance Company effective May 1, 2001 to the Participation
              Agreement dated September 1, 2000; and Amendment among Franklin Templeton Variable Insurance
              Products Trust, Franklin Templeton Distributors, Inc. and COVA Financial Services Life Insurance
              Company effective Jun 5, 2007 to the Participation Agreement dated September 1, 2000 (32)

     (v)      Form of Fund Participation Agreement between Scudder Variable Life Investment Fund and Cova
              Financial Services Life Insurance Company (1999)(6)



(vi)    (a)      Form of Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Services
                 Life Insurance Company and Massachusetts Financial Services Company (November 1997)(2)

        (b)      Partial Termination of Participation Agreement dated November 24, 1997, as amended by
                 Amendment No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova
                 Financial Services Life Insurance Company and Massachusetts Financial Service Company (January
                 28, 1999)(15)


         (c)      Form of Amendment to Participation Agreement dated November 24, 1997 by and among MFS
                  Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts
                  Financial Service Company (1998)(15)

         (d)      Amendment No. 2 to Participation Agreement dated November 24, 1997, as amended by Amendment
                  No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova Financial Services
                  Life Insurance Company and Massachusetts Financial Service Company (October 1, 1999)(15)

(vii)    (a)      Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company,
                  PIMCO Variable Insurance Trust, and PIMCO Fund Distributors LLC (November 15, 1999)(6)

         (b)      Amendment No. 1 to Participation Agreement Among Cova Financial Life Insurance Company,
                  PIMCO Variable Trust and PIMCO Distributors LLC dated November 15, 1999 (effective April 1,
                  2000); and Amendment No. 2 to Participation Agreement Among Cova Financial Life Insurance
                  Company, PIMCO Variable Trust and PIMCO Distributors LLC dated November 15, 1999 (effective
                  February 12, 2001)(15)

         (c)      PIMCO Variable Insurance Trust Services Agreement between PIMCO Variable Insurance Trust and
                  Cova Financial Life Insurance Company dated April 1, 2000 (15)



(viii)   (a) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp.
         and Cova Financial Services Life Insurance Company (December 12, 1997)(3)

         (b) Amended and Restated Participation Agreement Among Putnam Variable Trust, Putnam Mutual
         Funds Corp. and Cova Financial Services Life Insurance Company (September 1, 1998); Amendment
         dated November 12, 1999 to the Participation Agreement dated September 1, 1998; Amendment dated
         May 1, 2001 to the Participation Agreement dated September 1, 1998; and Amendment No. 3 dated
         April 24, 2006 to the Participation Agreement dated September 1, 1998 (32)

(ix)     (a) Participation Agreement among Variable Insurance Product Fund, Fidelity Distributors Corporation
         and Cova Financial Services Life Insurance Company (November 17, 1997)(4)

         (b) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors
         Corporation and Cova Financial Services Life Insurance Company (November 17, 1997)(4)

         (c) Participation Agreement among Variable Insurance Products Funds III, Fidelity Distributor
         Corporation and Cova Financial Services Life Insurance Company (November 17, 1997)(4)



       (d)      First Amendment among Cova Financial Services Life Insurance Company, Variable Insurance
                Products and Fidelity Distributors Corporation effective May 7, 2001 to the Participation Agreement dated November 17, 1997 (32)

       (e)      Amendment and Assignment of Variable Insurance Products Fund I's and Variable Insurance Products
                Fund II's Participation Agreement, each dated November 17, 1997, as amended, consented by
                MetLife Investors Insurance Company as of June 19, 2007 (32)

(x)    (a)      Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                Investors Distribution Company and MetLife Investors Insurance Company (February 12, 2001)(10)

       (b)      First Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors
                Advisory Corp., MetLife Investors Distribution Company and MetLife Investors Insurance Company
                (September 14, 2001)(10)



     (xi)     Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company
              and Cova Financial Services Life Insurance Company (effective September 1, 2000)(14)

     (xii)    Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
              Life Insurance Company and MetLife Investors Insurance Company (effective July 1, 2004)(20)

     (xii)    Net Worth Agreement among MetLife, Inc. and MetLife Investors Insurance Company (effective
              December 31, 2002) (23)

     (xiv)    Guarantee Agreement (June 1, 1995) (General American Life Insurance Company)(24)

     (xv)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
              Securities, Inc. and MetLife Investors Insurance Company (effective April 30, 2007)(26)

     (xvi)    Fund Participation Agreement Among MetLife Investors Insurance Company, American Funds Insurance
              Series and Capital Research and Managment Company (effective 11-01-06)(27)

     (xvii)   Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
              Investors Distribution Company and MetLife Investors Company (effective August 31, 2007)(29)

9.   (i)      Opinion of Counsel (27)


          (ii)    Opinion and Consent of Counsel (General American Life Insurance Company) (25)

10.               Consent of Independent Registered Public Accounting Firm for the Depositor, Registrant and the
                  Guarantor (filed herewith)

11.               Not Applicable

12.               Agreement Governing Contribution(5)

13.       (i)     Powers of Attorney for Michael K. Farrell, Jay S. Kaduson, Susan A. Buffum, Margaret C. Fechtmann,
                  Paul A. Sylvester, Richard C. Pearson, Elizabeth M. Forget, Jeffrey A. Tupper, Charles V. Curcio, and
                  George Foulke (27)

          (ii)    Powers of Attorney (General American Life Insurance Company) for Lisa M. Weber, Michael K. Farrell,
                  William J. Mullaney, James L. Lipscomb, Catherine A. Rein, Charles V. Curcio, Stanley J. Talbi,
                  Michael J. Vietri, William J. Wheeler, Anthony J. Williamson and Joseph J. Prochaska, Jr. (27)

          (iii)   Power of Attorney (General American Life Insurance Company) for James J. Reilly.(28)


          (iv)    Power of Attorney (MetLife Investors Insurance Company) for James J. Reilly (filed herewith)


      (1)         incorporated herein by reference to Registrant's Form N-4 (File Nos.333-34741 and 811-05200) filed
                  electronically on August 29,     1997.

      (2)         incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File
                  Nos. 333-34741 and 811-05200) filed electronically on November 20, 1997.

      (3)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                  Nos. 333-34741 and 811-05200) filed electronically on January 26, 1998.

      (4)         incorporated herein by reference to Registrant's Amendment No. 11 on Form N-4 (File Nos. 033-39100
                  and 811-05200) filed electronically on April 30, 1998.

      (5)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File
                  Nos. 033-39100 and 811-05200) filed electronically on April 29, 1999.

      (6)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File
                  Nos. 333-34741 and 811-05200) filed electronically on May 1, 2000.

      (7)         incorporated herein by reference to Registrant's Form N-4 (File Nos.333-50540 and 811-05200) filed electronically on November 22, 2000.

      (8)         incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File
                  Nos. 333-50540 and 811-05200) filed electronically on March 6, 2001.

      (9)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                  Nos. 333-50540 and 811-05200) filed electronically on May 1, 2001.

   (10)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File
                  Nos. 333-50540 and 811-05200) filed electronically on April 30, 2003.

   (11)           incorporated herein by reference to MetLife Investors USA Separate Account A Post-Effective
                  Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27,
                  2004.

   (12)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
                  Nos. 333-50540 and 811-05200) filed electronically on April 27, 2004.

   (13)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
                  Nos. 333-50540 and 811-05200) filed electronically on May 19, 2004.

   (14)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File
                  Nos. 333-50540 and 811-05200) filed electronically on July 15, 2004.

   (15)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File
                  Nos. 333-50540 and 811-05200) filed electronically on November 2, 2004.

   (16)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
                  Nos. 333-50540 and 811-05200) filed electronically on April 26, 2005.

   (17)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
                  Nos. 333-54358 and 811-05200) filed electronically on July 13, 2005.

   (18)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
                  Nos. 333-50540 and 811-05200) filed electronically on July 13, 2005.


(19)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on September 9, 2005.

(20)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on October 7, 2005.

(21)     incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
         Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January
         13, 2006.

(22)     incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
         Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24,
         2006.

(23)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on April 21, 2006.

(24)     incorporated herein by reference to First MetLife Investors Variable Annuity Account One's
         Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-96795 and 811-08306) filed electronically on July 27, 2006.

(25)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on July 28, 2006.

(26)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on April 19, 2007.

(27)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on April 19, 2007.

(28)     incorporated herein by reference to Registrant's Post-Effective Amendment No.23 to Form N-4 (File
         Nos. 333-50540 and 811-05200) filed electronically on July 12, 2007.

(29)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on October 31, 2007.

(30)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on December 21, 2007.

(31)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on April 22, 2008.

(32)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File
         Nos. 333-509540 and 811-05200) filed electronically on April 22, 2008.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ------------------------------------------------------------------

Michael K. Farrell                      Chairman of the Board, President,
10 Park Avenue                          Chief Executive Officer and Director
Morristown, NJ 07962

Susan A. Buffum                         Director
10 Park Avenue
Morristown, NJ 07962

James J. Reilly                         Vice President-Finance (principal financial officer and principal
501 Boylston Street                     accounting officer)
Boston, MA 02116

Jay S. Kaduson                          Vice President and Director
10 Park Avenue
Morristown, NJ 07962

Margaret C. Fechtmann                   Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   --------------------------------------------------

Elizabeth M. Forget                     Executive Vice President and Director
260 Madison Avenue
New York, NY 10016

George Foulke                           Director
334 Madison Avenue
Convent Station, NJ 07961

Paul A. Sylvester                       Director
10 Park Avenue,
Morristown, NJ 07967

Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Richard C. Pearson                      Vice President,
5 Park Plaza, Suite 1900                Associate General Counsel, Secretary and Director
Irvine, CA 92614

Jeffrey A. Tupper                       Assistant Vice President and Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

Roberto Baron                           Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Johnathan L. Rosenthal                  Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Betty E. Davis                          Vice President
1125 - 17th Street
Denver, CO 80202

Stewart M. Ashkenazy                    Vice President, Appointed Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                        Vice President
300 Davidson Avenue
Somerset, NY 08873

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Deron J. Richens                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Paul L. LeClair                         Vice President
501 Boylston Street
Boston, MA 02116


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

Mark S. Reilly                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Gene L. Lunman                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Bennett D. Kleinberg                    Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Lisa S. Kuklinski                       Vice President
260 Madison Avenue
New York, NY 10016

Eric T. Steigerwalt                     Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey N. Altman                       Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey P. Halperin                     Vice President

1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors Insurance
Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF SEPTEMBER 30, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99913% is owned by MetLife International Holdings, Inc. and 0.00087% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Participacoes Ltda.(Portugal) - 99% is owned by MetLife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.


      6. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      7. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14.   MetLife Insurance S.A./NV (Belgium)

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. MetLife Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by MetLife Seguros de Retiro SA.


      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      43.   MLIC Asset Holdings, LLC (DE)

      44.   85 Brood Street LLC (CT)

      45.   575 Fifth Avenue LLC (DE)


V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)


Y.    MetLife Insurance Company of Connecticut (CT)

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Investments Highland Park, LLC (DE)

      5.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      6.    MetLife Canadian Property Ventures LLC (NY)

      7.    Euro TI Investments LLC (DE)

      8.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      9. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      10.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      11.   TIC European Real Estate LP, LLC (DE)

      12.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      13.   Travelers International Investments Ltd. (Cayman Islands)

      14.   Euro TL Investments LLC (DE)

      15.   Corrigan TLP LLC (DE)

      16.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      17. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      18.   Tribeca Distressed Securities, L.L.C. (DE)

      19.   MetLife Investors USA Insurance Comapny (DE)


Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)


           (ii) MetLife Global Operations Support Center Private Limited - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


DD.   SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

EE.   MetLife Capital Trust X (DE)

FF.   Cova Life Management Company (DE)

GG.   MetLife Reinsurance Company of Charleston (SC)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of October 31, 2008, there were 4,216 qualified contract owners and 3,014 non-qualified contract owners of Class VA contracts; and 9,453 qualified contract owners and 7,391 non-qualified contract owners of Class AA contracts; and 2,455 qualified contract owners and 4,193 non-qualified owners of Class B contracts.



ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article IV, Section 1) provide that:


    Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


  Met Investors Series Trust

     MetLife Investors USA Separate Account A
     MetLife Investors Variable Annuity Account Five
     MetLife Investors Variable Life Account One
     MetLife Investors Variable Life Account Five
     MetLife Investors USA Variable Life Account A
     First MetLife Investors Variable Annuity Account One
     General American Separate Account Eleven
     General American Separate Account Twenty-Eight
     General American Separate Account Twenty-Nine
     General American Separate Account Two
     Security Equity Separate Account Twenty-Six
     Security Equity Separate Account Twenty-Seven
  MetLife of CT Separate Account QPN for Variable Annuities
     MetLife of CT Fund UL for Variable Life Insurance
     MetLife of CT Fund UL III for Variable Life Insurance
     Metropolitan Life Variable Annuity Separate Account I
  Metropolitan Life Variable Annuity Separate Account II
  MetLife of CT Separate Account Eleven for Variable Annuities
  Metropolitan Life Separate Account E
  Metropolitan Life Separate Account UL
     MetLife of CT Fund ABD for Variable Annuities
     MetLife of CT Fun ABD II for Variable Annuities
     MetLife of CT Fund BD for Variable Annuities
     MetLife of CT Fund BD II for Variable Annuities
     MetLife of CT Fund BD III for Variable Annuities
     MetLife of CT Fund BD IV for Variable Annuities
     MetLife of CT Fund U for Variable Annuities
     MetLife of CT Separate Account Five for Variable Annuities
     MetLife of CT Separate Account Six for Variable Annuities
     MetLife of CT Separate Account Seven for Variable Annuities
     MetLife of CT Separate Account Eight for Variable Annuities
     MetLife of CT Separate Account Nine for Variable Annuities
     MetLife of CT Separate Account Ten for Variable Annuities
     MetLife of CT Separate Account Twelve for Variable Annuities
     MetLife of CT Separate Account Thirteen for Variable Annuities
     MetLife of CT Separate Account Fourteen for Variable Annuities
     MetLife of CT Separate Account PF for Variable Annuities
     MetLife of CT Separate Account PF II for Variable Annuities
     MetLife of CT Separate Account TM for Variable Annuities
     MetLife of CT Separate Account TM II for Variable Annuities
     MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002
     MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002

  MetLife of CT Fund UL II for Variable Life Insurance
     MetLife of CT Variable Life Insurance Separate Account One
     MetLife of CT Variable Life Insurance Separate Account Two
     MetLife of CT Variable Life Insurance Separate Account Three

  Paragon Separate Account A

     Paragon Separate Account B
     Paragon Separate Account C
     Paragon Separate Account D
     Metropolitan Series Fund, Inc.
     Metropolitan Tower Life Separate Account One
     Metropolitan Tower Life Separate Account Two


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   -----------------------------------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                      Executive Vice President,
5 Park Plaza                            General Counsel and Secretary
Suite 1900
Irvine, CA 92614

Peter Gruppuso                          Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

John C. Kennedy                         National Sales Manager, Bank and Broker/Dealer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                          National Sales Manager, Independent Planners and Insurance
1 MetLife Plaza                         Advisors
27-01 Queens Plaza North
Long Island City, NY 11101


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------------------------

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Andrew Aiello                           Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt                     Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
260 Madison Avenue
New York, NY 10016

Charles M. Deuth                        Vice President, National Accounts

1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

  (c) Compensation From the Registrant: The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company      $93,279,104         $0             $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant

    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


    d. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), previously filed as an exhibit with the SEC (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.


    These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").


    Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.


    During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.


                                REPRESENTATIONS


    MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Irvine and State of California, on this 2nd day of December 2008.



   METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
   (Registrant)
   By:   METLIFE INVESTORS INSURANCE COMPANY
   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Vice President, and Associate General Counsel

   METLIFE INVESTORS INSURANCE COMPANY
   (Depositor)
   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Vice President and Associate General Counsel

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on December 2, 2008.



/s/ Michael K. Farrell*
--------------------------------   Chairman of the Board, Chief Executive Officer,
Michael K. Farrell                 President and Director

/s/ Jay S. Kaduson*
--------------------------------
Jay S. Kaduson                     Vice President and Director

/s/ James J. Reilly*               Vice President-Finance
--------------------------------   (principal financial officer and principal accounting
James J. Reilly                    officer)

/s/ Susan A. Buffum*               Director
--------------------------------
Susan A. Buffum

/s/ Margaret C. Fechtmann*         Director
--------------------------------
Margaret C. Fechtmann

/s/ Elizabeth M. Forget*           Director
--------------------------------
Elizabeth M. Forget

/s/ George Foulke*                 Director
--------------------------------
George Foulke

/s/ Paul A. Sylvester*             Director
--------------------------------
Paul A. Sylvester

/s/ Richard C. Pearson*            Vice President, Associate General Counsel, Secretary and
--------------------------------
Richard C. Pearson                 Director

/s/ Jeffrey A. Tupper*             Assistant Vice President and Director
--------------------------------
Jeffrey A. Tupper


   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          December 2, 2008

*MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-50540/811-05200) filed as Exhibit 13(i) on April 19, 2007, except the power of attorney for James J. Reilly which is filed herewith.

                                   SIGNATURES


    As required by the Securities Act of 1933, General American Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Registration Statement to be signed on its behalf, in the City of St. Louis and State of Missouri on this 2nd day of December 2008.



   GENERAL AMERICAN LIFE INSURANCE COMPANY
   (Guarantor)
   By:   /s/ William C. Lane
         ----------------------------------------
         William C. Lane
         Vice President and Associate General Counsel

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on December 2, 2008.



/s/ Lisa M. Weber*
--------------------------------   Chairman of the Board, Chief Executive Officer,
Lisa M. Weber                      President and Director

/s/ Michael K. Farrell*            Director
--------------------------------
Michael K. Farrell

/s/ William J. Mullaney*           Director
--------------------------------
William J. Mullaney

/s/ James L. Lipscomb*             Director
--------------------------------
James L. Lipscomb

/s/ Joseph J. Prochaska, Jr.*      Executive Vice President and Chief Accounting Officer
--------------------------------
Joseph J. Prochaska, Jr.

/s/ Stanley J. Talbi*              Director
--------------------------------
Stanley J. Talbi

/s/ Michael J. Vietri*             Director
--------------------------------
Michael J. Vietri

/s/ William J. Wheeler*            Director
--------------------------------
William J. Wheeler

/s/ James J. Reilly*               Vice President (principal financial officer)
--------------------------------
James J. Reilly

                                   Senior Vice President, Treasurer and Director
--------------------------------
Eric T. Steigerwalt

                                   Director
--------------------------------
Ruth A. Fattori


   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          December 2, 2008

* General American Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-50540/811-05200) filed as Exhibit 13(ii) on April 19, 2007, except for the power of attorney for James J. Reilly, which is incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-50540/811-05200) filed as Exhibit 13(iii) on July 12, 2007.

                               INDEX TO EXHIBITS



10 Consent of Independent Registered Public Accounting Firm (Deloitte Touche LLP) for the Depositor, Registrant and the Guarantor

(13)(iv)      Power of Attorney for James J. Reilly